UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21726

360 Funds

(Exact name of registrant as specified in charter)

4520 Main Street Suite 1425 Kansas City , MO	64111
(Address of principal executive offices)	(Zip code)

 The Corporation Trust Company
Corporation Trust Center
1209 Orange St.
Wilmington, DE 19801

With Copies To:
John H. Lively
The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Suite 310
Leawood, KS 66211

(Name and address of agent for service)

Registrant's telephone number, including area code: 800-934-5550

Date of fiscal year end: 06/30/2017

Date of reporting period: 03/31/2017

Item 1.	Schedules of Investments (Unaudited)

The Trust’s schedules of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X are as follows:

IMS CAPITAL VALUE FUND
SCHEDULE OF INVESTMENTS
March 31, 2017 (Unaudited)

COMMON STOCK - 98.03%	Shares	Fair Value

Consumer Discretionary - 28.86%
Amazon.com, Inc. (a)	1,230	$1,090,444
AutoZone, Inc. (a)	1,100	795,355
BorgWarner, Inc.	23,400	977,886
DISH Network Corp. - Class A (a)	14,500	920,605
Dollar Tree, Inc. (a)	13,000	1,019,980
Domino's Pizza, Inc.	4,400	810,920
Home Depot, Inc.	5,000	734,150
Netflix, Inc. (a)	5,600	827,736
Noodles & Co. (a)	182,643	1,050,197
Service Corp. International	30,000	926,400
Starbucks Corp.	16,900	986,791
Walt Disney Co.	8,000	907,120
Yum! Brands, Inc.	12,000	766,800
		11,814,384
Consumer Staples - 5.61%
Dr Pepper Snapple Group, Inc.	8,700	851,904
Hain Celestial Group, Inc. (a)	16,600	617,520
Wal-Mart Stores, Inc.	11,500	828,920
		2,298,344
Energy - 7.29%
Apache Corp.	10,000	513,900
Helmerich & Payne, Inc.	23,600	1,571,052
Schlumberger, Ltd.	11,500	898,150
		2,983,102
Financials - 10.82%
Banc of California, Inc.	44,000	910,800
Capital One Financial Corp.	9,600	831,936
Federated Investors, Inc. - Class B	49,000	1,290,660
New York Community Bancorp, Inc.	45,000	628,650
Umpqua Holdings Corp.	43,200	766,368
		4,428,414
Health Care - 20.88%
Bristol-Myers Squibb Co.	16,514	898,031
Brookdale Senior Living, Inc. (a)	66,700	895,781
Celgene Corp. (a)	6,100	759,023
Edwards Lifesciences Corp. (a)	8,800	827,816
Gilead Sciences, Inc.	12,300	835,416
IDEXX Laboratories, Inc. (a)	6,000	927,660
InVivo Therapeutics Holdings Corp. (a)	312,398	1,265,212
Patterson Cos., Inc.	30,700	1,388,561
Zoetis, Inc.	14,000	747,180
		8,544,680

IMS CAPITAL VALUE FUND
SCHEDULE OF INVESTMENTS
March 31, 2017 (Unaudited)

COMMON STOCK - 98.03% (continued)	Shares	Fair Value

Industrials - 6.77%
Arconic, Inc.	30,000	$790,200
Stanley Black & Decker, Inc.	6,800	903,516
Stericycle, Inc. (a)	13,000	1,077,570
		2,771,286
Information Technology - 16.20%
Alphabet, Inc. - Class C (a)	1,030	854,447
Apple, Inc.	8,000	1,149,280
Intel Corp.	24,300	876,501
Paychex, Inc.	16,200	954,180
PayPal Holdings, Inc. (a)	20,200	869,004
QUALCOMM, Inc.	14,600	837,164
Western Digital Corp.	13,200	1,089,396
		6,629,972
Telecommunication Services - 1.60%
Verizon Communications, Inc.	13,400	653,250

TOTAL COMMON STOCK (Cost $33,982,575)		40,123,432

MONEY MARKET SECURITIES - 2.03%
Federated Government Obligations Fund - Institutional Shares, 0.60% (b)	830,859	830,859

TOTAL MONEY MARKET SECURITIES (Cost $830,859)		830,859

TOTAL INVESTMENTS (Cost $34,813,434) - 100.06%		$40,954,291
LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.06%)		(24,265)
NET ASSETS - 100.00%		$40,930,026

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Rate shown represents the 7-day yield at March 31, 2017, is subject to change and resets daily.

See accompanying notes which are an integral part of these schedules of investments.

IMS STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2017 (Unaudited)

COMMON STOCK - 10.40%	Shares	Fair Value

Consumer Staples - 4.04%
General Mills, Inc.	2,300	$135,723
Sysco Corp.	2,100	109,032
		244,755
Health Care - 2.24%
Bristol-Myers Squibb Co.	2,500	135,950

Telecommunication Services- 4.12%
AT & T, Inc.	3,300	137,115
Verizon Communications, Inc.	2,300	112,125
		249,240

TOTAL COMMON STOCK (Cost $641,842)		629,945

CORPORATE BONDS - 5.86%	Principal Amount	Fair Value

Performance Drilling Co. LLC, 6.000%, 09/30/2022 (b) (e) (f) (g)	1,420,804	191,524
Sabine Oil & Gas Corp., 7.250%, 06/15/2019 (e) (g)	1,375,000	8,250
Thornton Drilling Co., 5.000%, 06/15/2018 (b) (e) (f) (g)	477,977	155,247

TOTAL CORPORATE BONDS (Cost $3,154,626)		355,021

FOREIGN BONDS DENOMINATED IN US DOLLARS - 14.58%

Cash Store Financial Services, Inc., 11.500%, 01/31/2017 (b) (d) (e) (f) (g)	1,289,000	115,340
Newland International Properties Corp., 9.500%, 07/03/2017 (d) (i)	572,479	143,120
Newland International Properties Corp., 9.500%, 07/03/2017 (h) (i)	349,168	87,292
Panama Canal Railway Co., 7.000%, 11/01/2026 (h)	527,800	537,037

TOTAL FOREIGN BONDS DENOMINATED IN US DOLLARS (Cost $2,576,172)		882,789

STRUCTURED NOTES - 51.61%

Bank of Nova Scotia Callable Steepener Note Series A, 3.344%, 07/29/2033 (c)	700,000	521,570
Barclays Bank PLC Callable Leveraged Steepener Note, 3.208%, 07/31/2034 (c)	250,000	200,438
Credit Suisse AG Leveraged CMS Curve and Russell 2000 Index Linked Note, 8.112%, 07/31/2030 ( c )	450,000	370,125
JP Morgan Chase & Co. Callable Range Accrual Rate Linked Note, 10.000%, 05/06/2030 (c)	500,000	442,500
Morgan Stanley Fixed to Floating Rate Leveraged CMS and Index Linked Note, 5.355%, 08/30/2028 (c)	350,000	266,612
Morgan Stanley Senior Floating Rate Conversion CMS and Index Linked Note, 5.099%, 03/25/2031 (c)	600,000	541,050
Natixis US Medium-Term Note Program LLC Callable Fixed-to Floating Capped Range Accrual Note, 7.098%, 10/31/2034 (c)	500,000	358,750
SG Structured Products, Inc. Callable Fixed to Variable Barrier Range Dual Index Linked Note, 4.420%, 11/27/2028 (c)	600,000	425,040

TOTAL STRUCTURED NOTES (Cost $3,848,003)		3,126,085

IMS STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2017 (Unaudited)

	Principal Amount	Fair Value
SECURED SUBORDINATED PROMISSORY NOTES - 1.24%
Aequitas Commercial Finance, LLC Secured Subordinated Promissory Note, 11.000%, 07/28/2019 (b) (d) (e) (f) (g)	$750,000	$75,000

TOTAL SECURED SUBORDINATED PROMISSORY NOTES (Cost $750,000)		75,000

	Shares
MONEY MARKET SECURITIES - 2.66%
Federated Government Obligations Fund - Institutional Shares, 0.60% (b)	161,274	161,274

TOTAL MONEY MARKET SECURITIES (Cost $161,274)		161,274

Fair Value

TOTAL INVESTMENTS (Cost $11,131,917) - 86.35%	$5,230,114
OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 13.65%	826,907
NET ASSETS - 100.00%	$6,057,021

Percentages are stated as a percent of net assets.

(a)	Variable rate security. Rate shown represents the 7-day yield at March 31, 2017 and resets daily.
(b)	This security is currently valued by the Advisor using fair valuation procedures approved by the Board of Trustees under the oversight of the Fair Valuation Committee.
(c)	Variable rate security. Rate shown represents the rate in effect at March 31, 2017.
(d)	Security exempted from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional investors.
(e)	Non-income producing security.
(f)	Security is illiquid at March 31, 2017, at which time the aggregate value of illiquid securities is $537,111 or 8.87% of net assets.
(g)	Issue is in default.
(h)	Security exempted from registration under Regulation S of the Securities Act of 1933.
(i)	Partial interest payments made during the year ended June 30, 2017.

See accompanying notes which are an integral part of these schedules of investments.

IMS DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS
March 31, 2017 (Unaudited)

COMMON STOCK - 99.57%	Shares	Fair Value

Consumer Discretionary - 13.00%
General Motors Co.	10,300	$364,208
TJX Cos., Inc.	3,200	253,056
Twenty-First Century Fox, Inc. - Class B	9,500	301,910
Whirlpool Corp.	2,100	359,793
		1,278,967
Consumer Staples - 10.90%
Altria Group, Inc.	4,100	292,822
Kraft Heinz Co.	4,300	390,483
Philip Morris International, Inc.	3,450	389,505
		1,072,810
Energy - 2.01%
PBF Energy, Inc. - Class A	8,900	197,313

Financials - 21.13%
Axis Capital Holdings Ltd.	5,300	355,259
Bank of America Corp.	6,300	148,617
BlackRock, Inc.	1,350	517,739
CME Group, Inc.	4,000	475,200
M&T Bank Corp.	1,500	232,095
S&P Global, Inc.	2,675	349,729
		2,078,639
Health Care - 14.11%
Abbott Laboratories	6,500	288,665
AbbVie, Inc.	6,400	417,024
Cardinal Health, Inc.	3,940	321,307
Johnson & Johnson	2,900	361,195
		1,388,191
Industrials - 13.85%
Copa Holdings SA - Class A	3,000	336,750
Lockheed Martin Corp.	1,758	470,441
Parker-Hannifin Corp.	1,800	288,576
United Technologies Corp.	2,380	267,060
		1,362,827
Information Technology - 20.33%
Apple, Inc.	2,900	416,614
CDK Global, Inc.	6,520	423,865
Microsoft Corp.	7,775	512,062
QUALCOMM, Inc.	6,150	352,641
Sabre Corp.	13,900	294,541
		1,999,723

IMS DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS
March 31, 2017 (Unaudited)

COMMON STOCK - 99.57% (continued)	Shares	Fair Value

Real Estate - 4.24%
Outfront Media, Inc.	15,700	$416,835

TOTAL COMMON STOCK (Cost $8,695,868)		9,795,305

MONEY MARKET SECURITIES - 0.59%
Federated Government Obligations Fund - Institutional Shares, 0.60% (b)	57,946	57,946

TOTAL MONEY MARKET SECURITIES (Cost $57,946)		57,946

TOTAL INVESTMENTS (Cost $8,753,814) - 100.16%		$9,853,251
LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.16)%		(15,359)
NET ASSETS - 100.00%		$9,837,892

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Rate shown represents the 7-day yield at March 31, 2017, is subject to change and resets daily.
ADR - American Depositary Receipt.

See accompanying notes which are an integral part of these schedules of investments.

IMS FAMILY OF FUNDS
NOTES TO THE SCHEDULES OF INVESTMENTS
March 31, 2017 (Unaudited)

The following is a summary of significant accounting policies followed by IMS Family of Funds (the “Funds”), comprising the IMS Capital Value Fund (the “Value Fund”), IMS Strategic Income Fund (the “Income Fund”) and IMS Dividend Growth Fund (the “Dividend Growth Fund”), each a series of 360 Funds (the “Trust”). The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.

Securities Valuations and Fair Value Measurements – Fair value is defined as the price that a Fund would receive upon selling an investment in a orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•
Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stock, real estate investment trusts, and preferred securities, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by a Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value  (NAV) provided  by the service  agent of the funds. These securities will be categorized as Level 1 securities.

IMS FAMILY OF FUNDS
NOTES TO THE SCHEDULES OF INVESTMENTS
March 31, 2017 (Unaudited)

Securities Valuations and Fair Value Measurements (continued) – Fixed income securities such as corporate bonds, municipal bonds, reverse convertible bonds, and foreign bonds denominated in U.S. dollars, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when certain restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board and the Fair Valuation Committee. These securities will be categorized as Level 3 securities. See the chart  listing quantitative information about Level 3 fair value measurements for more information on the inputs used by the Advisor in determining fair value of such level 3 securities. The Advisor has used inputs such as evaluated broker quotes in inactive markets, actual trade prices in inactive markets, present value of expected future cash flows, terms of expected bond restructurings, and yields on similar securities in determining the fair value of such Level 3 securities.

Short-term investments in fixed income securities (those with maturities of less than 60 days when acquired) are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Funds invest in may default or otherwise cease to have market quotations readily available.

The Trustees of the 360 Funds adopted the M3Sixty Consolidated Valuation Procedures on June 24, 2014, which established a Valuation Committee to work with the Advisor and report to the Board on securities being fair valued or manually priced. The Lead Chairman and Trustee for the 360 Funds, along with the Fund Principal Financial Officer and Chief Compliance Officer are members of the Valuation Committee which meets at least monthly or, as required, to review the interim actions and coordination with the Advisor in pricing fair valued securities, and consideration of any unresolved valuation issue or a request to change the methodology for manually pricing a security. In turn, the Lead Chairman provides updates to the Board at the regularly scheduled board meetings as well as interim updates to the board members on substantive changes in a daily valuation or methodology issue.

IMS FAMILY OF FUNDS
NOTES TO THE SCHEDULES OF INVESTMENTS
March 31, 2017 (Unaudited)

Securities Valuations and Fair Value Measurements (continued) – The following is a summary of the inputs used to value the Value Fund’s investments as of March 31, 2017:

	Valuation Inputs
Investments	Level 1 – Quoted Prices in Active Markets	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Common Stocks*	$40,123,432	$–	$–	$40,123,432
Money Market Securities	830,859	–	–	830,859
Total	$40,954,291	$–	$–	$40,954,291

*	Refer to the Schedule of Investments for industry classifications.

The Value Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Value Fund did not hold any derivative instruments during the reporting period. During the nine month period ended March 31, 2017, there were no transfers between levels. The Value Fund recognizes transfers between fair value hierarchy levels at the end of the reporting period.

The following is a summary of the inputs used to value the Income Fund’s investments as of March 31, 2017:

	Valuation Inputs
Investments	Level 1 – Quoted Prices in Active Markets	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Common Stocks*	$629,945	$–	$–	$629,945
Corporate Bonds	–	8,250	346,771	355,021
Foreign Bonds	–	767,449	115,340	882,789
Structured Notes	–	3,126,085	–	3,126,085
Secured Unsubordinated Promissory Notes	–	–	75,000	75,000
Money Market Securities	161,274	–	–	161,274
Total	$791,219	$3,901,784	$537,111	$5,230,114

*	Refer to the Schedule of Investments for industry classifications.

IMS FAMILY OF FUNDS NOTES TO THE SCHEDULES OF INVESTMENTS March 31, 2017 (Unaudited)

Securities Valuations and Fair Value Measurements (continued) – Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value for the Income Fund:

	Balance as of June 30, 2016	Realized gain (loss)	Amortization	Change in unrealized appreciation (depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of March 31, 2017
Corporate Bonds	$358,989	$–	$–	$(12,218)	$–	$–	$–	$–	$346,771
Foreign Bonds	202,582	(1,015,539)	–	931,172	–	(2,875)	–	–	115,340
Secured Unsubordinated Promissory Notes	392,025	–	–	(317,025)	–	–	–	–	75,000
Total	$953,596	$(1,015,539)	$–	$601,929	$–	$(2,875)	$–	$–	$537,111

The following is a quantitative summary of the techniques and inputs used to fair value the Level 3 securities as of March 31, 2017:

Quantitative information about Level 3 fair value measurements
	Fair value at 03/31/2017	Valuation technique(s)	Unobservable input	Range (Weighted Average)
Corporate Bonds	$346,771	Asset based	Estimated liquidation value of issuers underlying assets (2)	18%-33% of outstanding debt
			Discount rate	20%
Foreign Bonds	115,340	Asset based	Estimated liquidation value of issuers underlying assets and litigation proceeds (2)	31% of outstanding debt
			Marketability discount	35%
Promissory Notes	75,000	Asset based	Estimated liquidation value of issuers underlying assets (2)
			Marketability discount	20%

(1)	A significant decrease in the input in isolation would result in a significantly lower fair valuation measurement.
(2)	A significant increase in this input in isolation would result in a significantly higher fair value measurement.

The total change in  unrealized appreciation (depreciation) attributable to  Level 3  investments still held at

May 31, 2017 was $(393,485) as shown below.

Total Change in Unrealized Appreciation (Depreciation)
Corporate Bonds	$ (12,218)
Foreign Bonds	(64,242)
Promissory Notes	(317,025)
Total	$ (393,485)

The Income Fund did not hold any derivative instruments during the reporting period.

There were no transfers of assets between levels during the nine month period ended March 31, 2017 for the Income Fund.

There were no transfers of assets between Level 2 and Level 3 as of March 31, 2017 for the Income Fund.

IMS FAMILY OF FUNDS NOTES TO THE SCHEDULES OF INVESTMENTS March 31, 2017 (Unaudited)

See reconciliation of investments for Level 3 securities in chart on previous page. The Income Fund recognizes transfers between fair value hierarchy levels at the end of the reporting period.

The following is a summary of the inputs used to value the Dividend Growth Fund’s investments as of March 31, 2017:

	Valuation Inputs
Investments	Level 1 – Quoted Prices in Active Markets	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Common Stocks*	$9,795,305	$–	$–	$9,795,305
Money Market Securities	57,946	–	–	57,946
Total	$9,853,251	$–	$–	$9,853,251

*	Refer to the Schedule of Investments for industry classifications.

The Dividend Growth Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Dividend Growth Fund did not hold any derivative instruments during the reporting period. During the nine month period ended March 31, 2017, there were no transfers between levels. The Dividend Growth Fund recognizes transfers between fair value hierarchy levels at the end of the reporting period.

Foreign Currency – Investment securities denominated in foreign currencies are translated into U.S.  dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign  currencies are  translated into  U.S. dollar  amounts  on the  respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reverse Convertible Bonds – The Funds may invest in reverse convertible notes, which are short-term notes (i.e., with maturities of one year or less) that are linked to individual equity securities. These notes make regular interest payments by the issuer, but also have a put option attached, giving the issuer the right to exercise that option only if the price of the related security drops below a stated price.

Structured notes, such as reverse convertible notes, are subject to a number of fixed income risks including general market risk, interest rate risk, as well as the risk that the issuer on the note may fail to make interest and/ or principal payments when due, or may default on its obligations entirely. In addition, as a result of imbedded derivative features in these securities, structured notes generally are subject to more risk than investing in a simple note or bond issued by the same issuer.

IMS FAMILY OF FUNDS NOTES TO THE SCHEDULES OF INVESTMENTS March 31, 2017 (Unaudited)

Restricted Securities – Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense, either upon demand by a fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid. The Funds will not incur any registration costs upon such resale. The Income Fund’s restricted securities are valued at the price provided by pricing services or dealers in the secondary market or, if no market prices are available, at the fair value price as determined by the Fund’s Advisor or pursuant to the Fund’s fair value policy, subject to oversight by the Board of Trustees. The Income Fund has acquired securities, the sale of which is restricted under Rule 144A or Regulation S of the Securities Act of 1933. It is possible that the fair value price may differ significantly from the amount that may ultimately be realized in the near term, and the difference could be material.

At March 31, 2017, the aggregate value of such securities amounted to $957,789 and the value amounts to 15.81% of the net assets of the Income Fund.

	Acquisition Date	Shares or Principal Amount	Amortized Cost	Fair Value
Aequitas Commercial Finance, LLC Secured Subordinated Promissory Note, 11.000%, 07/28/2019	7/23/2015	$750,000	$750,000	$75,000
Cash Store Financial Services, Inc. 11.500%,
01/31/2017	5/21/2012(a)	1,289,000	1,169,210	115,340
Newland International Properties Corp.,
9.500%, 07/03/2017, 144A	6/3/2011	572,479	555,243	143,120
Newland International Properties Corp.,
9.500%, 07/03/2017, Reg S	6/3/2011	349,168	338,656	87,292
Panama Canal Railway Co., 7.000%, 11/01/2026	2/27/2013	541,100	513,064	537,037
			$3,326,173	$957,789

(a)	Purchased on various dates beginning 05/21/2012.
(b)	Purchased on various dates beginning 12/06/2012.

Investments – As of March 31, 2017, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

	Value Fund	Income Fund	Dividend Growth Fund
Gross Appreciation	$8,294,590	$23,973	$1,360,207
Gross (Depreciation)	(2,308,453)	(5,925,776)	(260,770)
Net Appreciation (Depreciation) on Investments	$5,986,137	$(5,901,803)	$1,099,437
Tax Cost	$34,968,154	$11,131,917	$8,753,814

Item 2.	Controls and Procedures.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective, as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)	A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b)	A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) 360 Funds

By:	/s/ Randy Linscott
Name:	Randy Linscott
Title:	Principal Executive Officer
Date:	May 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Randy Linscott
Name:	Randy Linscott
Title:	Principal Executive Officer
Date:	May 24, 2017

By:	/s/ Larry E. Beaver, Jr.
Name:	Larry E. Beaver, Jr.
Title:	Principal Financial Officer
Date:	May 24, 2017